Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000149406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000149406 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[1]
C000149406 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000149406 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000149406 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000149406 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000149406 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000149406 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000149406 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000149406 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000149406 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000149406 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000149406 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000149406 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000149407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000149407 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[2]
C000149407 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000149407 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000149407 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000149407 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000149407 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000149407 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000149407 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000149407 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000149407 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000149407 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000149407 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000149407 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000149409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000149409 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000149409 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000149409 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000149409 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000149409 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000149409 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000149409 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000149409 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000149409 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000149409 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000149409 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000149409 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000149410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000149410 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000149410 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000149410 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000149410 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000149410 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000149410 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000149410 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000149410 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000149410 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000149410 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000149410 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000149410 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000149410 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000180487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000180487 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%	[4]
C000180487 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000180487 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000180487 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180487 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000180487 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000180487 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000180487 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000180487 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000180487 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000180487 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180487 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000180487 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000225983 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000225983 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000225983 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225983 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000225983 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000225983 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000225983 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225983 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000225983 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225983 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000225983 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238811 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000238811 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000238811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000238811 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000238811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000238811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000238811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000238811 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000238811 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238811 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000246652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246652 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[5]
C000246652 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000246652 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246652 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000246652 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246652 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000246652 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000246652 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000246652 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000246652 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000246652 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000246652 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000246653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246653 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246653 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000246653 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000246653 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246653 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000246653 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000246653 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246653 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246653 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000246653 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000246653 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246654 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000246654 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000246654 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000246654 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000246654 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246654 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000246654 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000246654 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000246654 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000246654 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000246654 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000246654 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[2]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[3]	Percentage rounds to zero.
[4]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[5]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.